Lease liabilities - Reconciliation of cash and non-cash changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Beginning balance	$ 552.6	$ 602.0
Additions through new leases or remeasurements	150.0	188.0
Interest and finance charges for lease liabilities	70.5	68.0
Payments for the principal portion of lease liabilities	(41.5)	(55.2)
Interest paid for lease liabilities	(68.3)	(66.0)
Terminations	(67.5)	(80.0)
Disposal of subsidiary	(18.7)	(22.6)
Reclassified to held for sale	(273.8)
Exchange differences	69.1	(81.6)
Closing balance	$ 372.4	$ 552.6